Fair Value Measurements - Preferred Stock Warrant Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2023	Dec. 31, 2016
Fair Value Measurements
Warrants to purchase shares of convertible preferred stock		342,011
Exercise price		$ 7.3097
Warrants liability at fair value	$ 2,172	$ 800